Revenue and Other Income (Tables)	12 Months Ended
Dec. 31, 2024
Revenue and Other Income [Abstract]
Schedule of Analysis of Revenue

An analysis of revenue is as follows:

	2024	2023	2022
	US$	US$	US$
Revenue from contracts with customers
Internet leads generation and marketing service income	71,188,725	75,794,855	64,930,368
Insurance commission income	5,206,123	3,362,745	1,665,997
Marketing income	2,109,372	1,026,223	1,079,027
Events income	1,006,526	487,258	456,864

	79,510,746	80,671,081	68,132,256

Schedule of Disaggregated Revenue Information	Disaggregated revenue information
	2024	2023	2022
	US$	US$	US$
Geographical markets
Hong Kong	30,443,311	26,947,177	22,247,140
Singapore	30,890,285	32,069,713	23,467,954
Philippines	12,843,932	14,169,389	9,857,822
Taiwan	5,136,523	6,742,747	11,027,139
Malaysia	196,695	738,053	1,282,194
Other Asia	-	4,002	250,007

Total revenue from contracts with customers	79,510,746	80,671,081	68,132,256

Timing of revenue recognition
At a point in time	5,206,123	3,362,745	1,665,997
Over time	74,304,623	77,308,336	66,466,259

Total revenue from contracts with customers	79,510,746	80,671,081	68,132,256

By vertical
Credit cards	48,958,072	60,257,595	49,430,329
Personal loans and mortgages	12,185,083	10,166,389	9,718,621
Wealth	8,503,596	3,579,975	5,617,431
Insurance	8,181,119	5,853,092	2,661,822
Other verticals	1,682,876	814,030	704,053

Total revenue from contracts with customers	79,510,746	80,671,081	68,132,256

Schedule of Revenue from Customers

Revenue from customers, which individually contributed over 10% of the total revenue of the Group during the year is as follows:

	2024	2023	2022
	US$	US$	US$

Customer A	11,159,000	17,713,000	33,260,000

Customer B	9,109,000	11,801,000	N/A*

Customer C	9,170,000	9,614,000	N/A*

Customer D	7,970,000	N/A*	N/A*

*	The customers generated less than 10% of the total revenue of the Group during the year.

Schedule of Analysis of Other Income

An analysis of other income is as follows:

	2024	2023	2022
	US$	US$	US$

Other income
Bank interest income	1,467,357	859,454	15,905
Interest income on refundable rental deposit	11,079	13,049	12,138
Government grants	6,056	-	-
Gain on disposal of assets in Malaysian operations*	600,000	-	-
Gain on disposal of items of property and equipment, net	7,068	3,690	4,539
Gain on derecognition of convertible loan and bridge loan	-	-	135,031
Others	397	1,321	13,896
	2,091,957	877,514	181,509

*	During the year ended December 31, 2024, the Group has disposed of the brand, its website, domain names, select user data, and certain intellectual property right operating exclusively in Malaysia with carrying amount of US$nil to a third party in exchange of preference shares in the third party with an estimated fair value of US$600,000 (note 10).